Summary of Employee Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	$ 1,180	$ 1,289
Total Net defined benefit liability	9,464	9,880
Current net defined benefit liability	706	651
Non-current net defined benefit liability	8,758	9,229
Health Care Plan [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	4,919	4,485
Petros pension plan renegotiated [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	3,101	3,233
Petros pension plan non renegotiated [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	702	658
Petros pension plan renegotiated one [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	300	817
Petros pension plan non renegotiated one [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	249	511
Petros two pension plan [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	192	165
Other plans [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	$ 1	$ 11